Note 1 - Organization and Principal Activities (Details) - Assets and Liabilities of the VIEs and Their Subsidiaries, Before Intercompany Elimination (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 32,538,513	$ 36,370,950	$ 40,905,996	$ 64,641,092
Consideration receivable	13,400,882	13,449,458
Account receivable -others, net	12,885,493	15,325,284
Others	784,507	844,716
Total current assets	92,214,207	95,879,882
Property and equipment, net	4,862,949	3,868,267
Acquired intangible assets, net	2,185,280	7,544,762
Cost method investment	1,217,617	1,138,899	802,202
Rental deposits	1,387,653	1,115,152
Guarantee fund deposits	4,874,332	6,877,073
Total assets	113,903,358	133,492,735	121,370,995
Third-party liabilities
Accrued expenses and other current liabilities	9,852,491	12,572,723
Total current liabilities	36,442,880	39,203,218
Liabilities	38,361,922	43,075,486
Consolidation, Eliminations [Member] | VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Third-party liabilities
Liabilities	42,155,248	39,822,918
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Assets
Cash and cash equivalents	17,615,035	18,760,701
Consideration receivable	13,400,882	13,449,458
Account receivable -others, net	22,217,745	19,406,559
Loan receivable	10,295,800	10,333,120
Others	6,558,399	4,477,360
Total current assets	70,087,861	66,427,198
Property and equipment, net	3,242,905	1,843,201
Acquired intangible assets, net	2,185,280	7,544,762
Cost method investment	907,919	829,201
Rental deposits	913,187	676,280
Guarantee fund deposits	4,604,924	6,601,095
Investment in subsidiaries	43,751,417	29,143,486
Deferred tax assets, non-current	13,328	26,171
Total assets	125,706,821	113,091,394
Third-party liabilities
Accrued expenses and other current liabilities	10,514,186	12,704,555
Accounts payable	18,843,147	16,667,516
Total current liabilities	29,357,333	29,372,071
Non-current liabilities	899,356	2,519,019
Liabilities	$ 30,256,689	$ 31,891,090